Schedule of Investments (unaudited)
August 31, 2023
BlackRock Technology Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.1%
Rocket Lab U.S.A., Inc., Class A(a)	634,507	$ 4,003,739
Automobiles — 2.9%
Tesla, Inc.(a)	524,464	135,353,669
Broadline Retail — 4.3%
Amazon.com, Inc.(a)	733,381	101,213,912
Coupang, Inc., Class A(a)	1,420,647	26,963,880
MercadoLibre, Inc.(a)	52,783	72,437,278
		200,615,070
Capital Markets — 0.7%
S&P Global, Inc.	87,758	34,301,092
Communications Equipment — 1.4%
Arista Networks, Inc.(a)	164,800	32,173,904
Motorola Solutions, Inc.	105,630	29,953,499
		62,127,403
Diversified Consumer Services — 0.0%
Think & Learn Private Ltd. (Acquired 09/30/20, cost $3,427,642)(a)(b)(c)	2,241	1,693,125
Electrical Equipment — 0.7%
NEXTracker, Inc., Class A(a)	706,079	29,740,048
Electronic Equipment, Instruments & Components — 1.1%
Flex Ltd.(a)	1,291,091	35,621,201
Keyence Corp.	32,800	13,617,635
		49,238,836
Entertainment — 2.6%
Netflix, Inc.(a)	73,742	31,980,431
Spotify Technology SA(a)	215,658	33,204,862
Take-Two Interactive Software, Inc.(a)	136,525	19,413,855
Warner Music Group Corp., Class A	1,023,354	34,077,688
		118,676,836
Financial Services — 6.1%
Adyen NV(a)(d)	12,209	10,194,777
GMO Payment Gateway, Inc.	412,100	26,095,434
Mastercard, Inc., Class A	311,033	128,344,657
Visa, Inc., Class A	431,120	105,917,562
Wise PLC, Class A(a)	1,618,818	13,103,489
		283,655,919
Ground Transportation — 0.9%
Uber Technologies, Inc.(a)	847,184	40,012,500
Hotels, Restaurants & Leisure — 0.7%
Trip.com Group Ltd.(a)	810,750	31,932,170
Household Durables — 0.5%
Sony Group Corp.	295,200	24,558,429
Interactive Media & Services — 4.9%
Alphabet, Inc., Class A(a)	827,230	112,643,909
Meta Platforms, Inc., Class A(a)	381,990	113,027,021
		225,670,930
IT Services — 2.3%
Klarna Holdings AB (Acquired 09/15/20, cost $11,017,172)(a)(b)(c)	25,600	5,396,097
MongoDB, Inc., Class A(a)(e)	153,671	58,594,752
Shopify, Inc., Class A(a)	410,361	27,284,903
Snowflake, Inc., Class A(a)(e)	90,846	14,249,195
		105,524,947
Security	Shares	Value
Professional Services — 1.7%
Equifax, Inc.	90,889	$ 18,786,756
RELX PLC	1,007,339	32,833,983
Thomson Reuters Corp.	214,498	27,620,269
		79,241,008
Semiconductors & Semiconductor Equipment — 28.6%
Advanced Micro Devices, Inc.(a)	965,431	102,065,365
Applied Materials, Inc.	122,426	18,701,796
ASM International NV	108,029	52,001,854
ASML Holding NV	197,878	130,110,357
Broadcom, Inc.	135,763	125,294,315
First Solar, Inc.(a)	132,509	25,060,102
Lam Research Corp.	117,006	82,185,014
Marvell Technology, Inc.	1,137,788	66,276,151
Micron Technology, Inc.	585,082	40,920,635
Monolithic Power Systems, Inc.	136,512	71,151,420
NVIDIA Corp.	793,861	391,810,097
Renesas Electronics Corp.(a)	1,158,400	19,298,561
SOITEC(a)	334,062	61,060,951
STMicroelectronics NV	1,188,343	56,083,522
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	342,162	32,016,098
Wolfspeed, Inc.(a)(e)	965,975	46,192,925
		1,320,229,163
Software — 27.6%
Adobe, Inc.(a)	72,789	40,713,799
Altium Ltd.	1,532,415	47,889,722
ANSYS, Inc.(a)	130,785	41,703,413
Aspen Technology, Inc.(a)(e)	128,294	24,889,036
Autodesk, Inc.(a)	116,878	25,939,903
Cadence Design Systems, Inc.(a)	617,967	148,583,985
Constellation Software, Inc.	22,107	45,409,336
Crowdstrike Holdings, Inc., Class A(a)(e)	173,779	28,331,190
Databricks, Inc. (Acquired 07/24/20 - 09/02/20, cost $5,122,891)(a)(b)(c)	319,983	19,938,141
Fair Isaac Corp.(a)	78,481	70,993,128
Intuit, Inc.	157,677	85,430,975
Microsoft Corp.	1,275,538	418,070,335
Oracle Corp.	817,483	98,416,778
Palo Alto Networks, Inc.(a)	114,525	27,863,933
Salesforce, Inc.(a)(e)	244,683	54,187,497
SAP SE	145,904	20,354,253
ServiceNow, Inc.(a)(e)	73,819	43,466,842
Unqork, Inc. (Acquired 03/05/21, cost $4,093,769)(a)(b)(c)	149,520	837,312
Xero Ltd.(a)	391,876	31,719,862
		1,274,739,440
Specialty Retail — 0.0%
AceVector Ltd. (Acquired 05/07/14 - 10/29/14, cost $1,414,399)(a)(b)(c)	304,000	232,444
Technology Hardware, Storage & Peripherals — 10.8%
Apple Inc.	2,397,407	450,400,853
Quanta Computer, Inc.	3,698,000	29,313,117
Samsung Electronics Co. Ltd.	408,095	20,639,914
		500,353,884
Total Common Stocks — 97.9% (Cost: $2,487,351,646)		4,521,900,652

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Technology Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Preferred Securities
Preferred Stocks — 2.3%
Diversified Consumer Services — 0.1%
FlixMobility GmbH, Series F (Acquired 07/26/19, cost $2,490,608)(a)(b)(c)	125	$ 3,572,933
Think & Learn Private Ltd., Series F (Acquired 09/30/20, cost $6,867,746)(a)(b)(c)	2,371	1,791,343
		5,364,276
IT Services — 0.9%
Bytedance Ltd., Series E-1 (Acquired 11/11/20, cost $22,196,442)(a)(b)(c)	202,570	35,184,348
Farmer’s Business Network, Inc., Series F (Acquired 07/31/20, cost $6,419,592)(a)(b)(c)	194,200	4,734,596
		39,918,944
Semiconductors & Semiconductor Equipment — 0.3%
PsiQuantum Corp., Series C (Acquired 09/09/19, cost $2,698,453)(a)(b)(c)	581,814	13,852,991
Software — 1.0%
Databricks, Inc.
Series F, 0.00% (Acquired 10/22/19, cost $3,700,005)(a)(b)(c)	258,450	16,104,019
Series G, 0.00% (Acquired 02/01/21, cost $12,500,003)(a)(b)(c)	211,425	13,173,892
SambaNova Systems, Inc., Series C (Acquired 02/20/20, cost $9,804,574)(a)(b)(c)	184,153	14,616,224
Unqork, Inc.
Series A, 0.00% (Acquired 03/05/21, cost $194,941)(a)(b)(c)	7,120	42,079
Series B, 0.00% (Acquired 03/05/21, cost $314,316)(a)(b)(c)	11,480	74,735
Series C, 0.00% (Acquired 09/18/20, cost $8,323,340)(a)(b)(c)	304,000	2,468,480
Series Seed, 0.00% (Acquired 03/05/21, cost $489,544)(a)(b)(c)	17,880	101,380
Series Seed A, 0.00% (Acquired 03/05/21, cost $180,704)(a)(b)(c)	6,600	37,290
		46,618,099
Total Preferred Securities — 2.3% (Cost: $76,181,919)		105,754,310
Rights
Software — 0.0%
Constellation Software, Inc., Expires 09/29/23(a)	22,107	12,271
Total Rights — 0.0% (Cost: $ —)		12,271
Security	Shares	Value
Warrants(a)(b)
Software — 0.0%
Constellation Software, Inc. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 0.00)	22,107	$ —
Total Warrants — 0.0% (Cost: $0)		—
Total Long-Term Investments — 100.2% (Cost: $2,563,533,565)		4,627,667,233
Short-Term Securities
Money Market Funds — 1.0%
SL Liquidity Series, LLC, Money Market Series, 5.49%(f)(g)(h)	43,882,575	43,895,739
Total Short-Term Securities — 1.0% (Cost: $43,885,379)		43,895,739
Total Investments — 101.2% (Cost: $2,607,418,944)		4,671,562,972
Liabilities in Excess of Other Assets — (1.2)%		(53,147,167)
Net Assets — 100.0%		$ 4,618,415,805
(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $133,851,429, representing 2.9% of its net assets as of period end, and an original cost of $101,257,792.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	All or a portion of this security is on loan.
(f)	Affiliate of the Fund.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(h)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Technology Opportunities Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund(a)	$ 37,081,328	$ —	$ (37,081,328)(b)	$ —	$ —	$ —	—	$ 385,069	$ —
SL Liquidity Series, LLC, Money Market Series	148,567,014	—	(104,681,429)(b)	27,541	(17,387)	43,895,739	43,882,575	20,811(c)	—
				$ 27,541	$ (17,387)	$ 43,895,739		$ 405,880	$ —
(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 4,003,739	$ —	$ —	$ 4,003,739
Automobiles	135,353,669	—	—	135,353,669
Broadline Retail	200,615,070	—	—	200,615,070
Capital Markets	34,301,092	—	—	34,301,092
Communications Equipment	62,127,403	—	—	62,127,403
Diversified Consumer Services	—	—	1,693,125	1,693,125

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Technology Opportunities Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Electrical Equipment	$ 29,740,048	$ —	$ —	$ 29,740,048
Electronic Equipment, Instruments & Components	35,621,201	13,617,635	—	49,238,836
Entertainment	118,676,836	—	—	118,676,836
Financial Services	234,262,219	49,393,700	—	283,655,919
Ground Transportation	40,012,500	—	—	40,012,500
Hotels, Restaurants & Leisure	—	31,932,170	—	31,932,170
Household Durables	—	24,558,429	—	24,558,429
Interactive Media & Services	225,670,930	—	—	225,670,930
IT Services	100,128,850	—	5,396,097	105,524,947
Professional Services	46,407,025	32,833,983	—	79,241,008
Semiconductors & Semiconductor Equipment	1,001,673,918	318,555,245	—	1,320,229,163
Software	1,154,000,150	99,963,837	20,775,453	1,274,739,440
Specialty Retail	—	—	232,444	232,444
Technology Hardware, Storage & Peripherals	450,400,853	49,953,031	—	500,353,884
Preferred Securities	—	—	105,754,310	105,754,310
Rights	12,271	—	—	12,271
Warrants	—	—	—	—
	$ 3,873,007,774	$ 620,808,030	$ 133,851,429	4,627,667,233
Investments valued at NAV(a)				43,895,739
				$ 4,671,562,972
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
 A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Preferred Securities	Warrants	Total
Assets
Opening Balance, as of May 31, 2023	$ 27,801,094	$ 103,069,338	$ —	$ 130,870,432
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	—	—	—	—
Net change in unrealized appreciation (depreciation)(a)	296,025	2,684,972	—(b)	2,980,997
Purchases	—	—	—	—
Sales	—	—	—	—
Closing Balance, as of August 31, 2023	$ 28,097,119	$ 105,754,310	—(b)	$ 133,851,429
Net change in unrealized appreciation (depreciation) on investments still held at August 31, 2023(a)	$ 296,025	$ 2,684,972	—(b)	$ 2,980,997

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at August 31, 2023, is generally due to investments no longer held or categorized as Level 3 at period end.
(b)	Rounds to less than $1.

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Technology Opportunities Fund
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “ Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$ 28,097,119	Market	Revenue Multiple Volatility Time to Exit	1.80x - 18.00x 70% 3.0 years	15.75x — —
Preferred Stocks	105,754,310	Market	Revenue Multiple Volatility Time to Exit Market Adjustment Multiple	1.80x - 21.00x 50%- 70% 3.0 - 4.0 years 1.20x	11.67x 53% 3.8 years —
	$ 133,851,429

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
Currency Abbreviation
CAD	Canadian Dollar
Portfolio Abbreviation
ADR	American Depositary Receipt
S&P	Standard & Poor’s